INCOME TAXES - Temporary Differences Where No Deferred Tax Asset is Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	$ 8,730	$ 11,668
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	12,601	11,999
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	11,076	10,546
Provision for reclamation liabilities and other accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	11,158	0
Australian royalty tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	$ 347,883	$ 299,029